Leases (Details) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 23, 2023	Dec. 31, 2022	Aug. 11, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Rental payments						$ 225,000		$ 225,000
Right-to-use asset				$ 3,218,074		3,218,074		3,404,983	$ 3,763,295
Short-term lease costs				$ 18,750		33,750
Cash paid for operating leases						$ 286,820		$ 227,650
Weighted average remaining lease term				8 years 2 months 8 days		8 years 2 months 8 days		8 years 7 months 2 days	9 years 6 months 10 days
Weighted average discount rate				6.30%		6.30%		6.30%	6.30%
Lease term	37 months		137 months
Lease expense				$ 150,278	$ 150,278	$ 300,556	$ 300,556	$ 601,113	$ 591,588
One Drivers Club Agreement [Member]
Leases [Line Items]
Short-term lease costs						$ 5,000
Florida [Member]
Leases [Line Items]
Right-to-use asset									$ 196,796
Increase in borrowing rate									6.30%
Florida [Member] | August 11, 2021 [Member]
Leases [Line Items]
Lease expiring date			Nov. 30, 2033
Right-to-use asset		$ 3,889,565
Increase in borrowing rate		6.30%
Florida [Member] | March 23, 2023 [Member]
Leases [Line Items]
Lease expiring date	Mar. 31, 2026
Right-to-use asset		$ 196,796
Increase in borrowing rate		6.30%
UNITED KINGDOM
Leases [Line Items]
Lease expiring date		Dec. 16, 2026
Right-to-use asset		$ 161,057
Increase in borrowing rate		6.30%
Minimum [Member]
Leases [Line Items]
Rental payments	$ 5,844		$ 6,512					1,423
Minimum [Member] | Florida [Member] | August 11, 2021 [Member]
Leases [Line Items]
Rental payments			6,512
Minimum [Member] | Florida [Member] | March 23, 2023 [Member]
Leases [Line Items]
Rental payments	5,844
Minimum [Member] | UNITED KINGDOM
Leases [Line Items]
Rental payments		$ 3,092						3,092
Maximum [Member]
Leases [Line Items]
Rental payments	6,171		50,039					2,801
Maximum [Member] | Florida [Member] | August 11, 2021 [Member]
Leases [Line Items]
Rental payments			$ 50,039
Maximum [Member] | Florida [Member] | March 23, 2023 [Member]
Leases [Line Items]
Rental payments	$ 6,171
Maximum [Member] | UNITED KINGDOM
Leases [Line Items]
Rental payments		$ 3,401						$ 3,401